OREO (Tables)	12 Months Ended
Dec. 31, 2014
OREO [Abstract]
Analysis of OREO activity
An analysis of OREO activity for the years ended December 31, 2014 and 2013 is as follows:

	For the Year Ended December 31,
	2014	2013
	(Amounts in thousands)
Balance at beginning of period	$28,910	$26,057
Real estate acquired in settlement of loans	5,797	9,903
Allowance for OREO	(1,493)	(2,417)
Sales of real estate	(11,851)	(4,223)
Gain (loss) on sale of real estate	722	(141)
Write-down of real estate carrying values	(1,318)	(521)
Donated property	(22)	—
Reimbursement of funds	(251)	—
Capitalized improvements to real estate	437	252
Balance at end of period	$20,931	$28,910